Earnings per share (Details) £ / shares in Units, £ in Millions, shares in Millions			12 Months Ended
		Aug. 30, 2022	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares
Earnings per share
Profit from continuing operations attributable to ordinary shareholders | £			£ 4,438	£ 4,506	£ 3,602
Profit/(loss) from discontinued operations attributable to ordinary shareholders | £			81	(112)	(262)
Profit attributable to ordinary shareholders | £			£ 4,519	£ 4,394	£ 3,340
Weighted average number of shares
Weighted average number of ordinary shares outstanding during the year | shares	[1]		8,450	9,164	9,872
Effect of dilutive share options and convertible securities | shares			66	55	57
Diluted weighted average number of ordinary shares outstanding during the year | shares			8,516	9,219	9,929
Earnings per ordinary share - continuing operations			£ 0.525	£ 0.4917	£ 0.365
Earnings per ordinary share - discontinued operations			0.010	(0.01222)	(0.027)
Total earnings per share attributable to ordinary shareholders - basic	[2],[3]		0.535	0.47948	0.338
Earnings per ordinary share - fully diluted continuing operations			0.521	0.489	0.362
Earnings per ordinary share - fully diluted discontinued operations			0.010	(0.012)	(0.026)
Total earnings per share attributable to ordinary shareholders - fully diluted			£ 0.531	£ 0.477	£ 0.336
Share consolidation ratio		0.9286

[1]	At the General Meeting and Class Meeting on 25 August 2022, the shareholders approved the proposed special dividend and share consolidation. On 30 August 2022 the issued ordinary share capital was consolidated in the ratio of 14 existing shares for 13 new shares. The average number of shares and earnings per share have been adjusted retrospectively.
[2]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p)
[3]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p).